Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Composition of other long term assets table explanatory
The composition of other long-term assets is shown below:

		December 31	December 31

(in thousands)	Note	2024	2023

Intangible assets		$1,503	$1,886

Debt issue costs - Revolving Facility	17.1	5,101	5,496

Refundable deposit - 777 PMPA		9,413	8,717

Subscription Rights		3,114	4,510

Other		2,485	5,861

Total other long-term assets		$21,616	$26,470